Label	Element	Value
Equity attributable to owners of parent [member]
Equity	ifrs-full_Equity	$ 98,311,000,000
Equity	ifrs-full_Equity	99,115,000,000
Equity attributable to owners of parent [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	(180,000,000)	[1]
Equity	ifrs-full_Equity	(329,000,000)	[2]
Non-controlling interests [member]
Equity	ifrs-full_Equity	1,913,000,000
Equity	ifrs-full_Equity	2,103,000,000
Non-controlling interests [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity	ifrs-full_Equity	0	[1]
Equity	ifrs-full_Equity	$ (1,000,000)	[2]

[1]	(b)See Note 1 in BP Annual Report and Form 20-F 2018 for further information.
[2]	(a)See Note 1 for further information.